Debt - Additional Information (Details)				1 Months Ended										3 Months Ended			12 Months Ended
	Oct. 31, 2023	Nov. 01, 2022 USD ($) Day	Aug. 31, 2021	Mar. 31, 2023 USD ($)	Nov. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 30, 2023 $ / shares	Oct. 31, 2022 $ / shares
Short-Term Debt [Line Items]
Loans Payable to Bank						$ 1,250,000	$ 23,000								$ 1,250,000
Proceeds from related party loan														$ 250,000		$ 0	$ 523,640	$ 1,500,000
Interest rate			1.00%							1.00%	1.00%
Debt Instrument, Basis Spread on Variable Rate							4.00%
Business combination exercise price | $ / shares															$ 0.01
Fair value adjustment to long-term convertible notes payable																	(1,186,800)	0
Loan, maturity date			Jul. 31, 2022							Jul. 31, 2022	May 31, 2022
Gain on extinguishment of debt												$ 866,332					(467,073)	866,332
Repayment of related party loan																	(173,640)	0
Long-Term Debt																	0	0
Exercise price per share | $ / shares					$ 0.01
Conversion of loan, shares | shares					50,273
Sale of price per share (in Dollars per share) | $ / shares					$ 10														$ 0.6	$ 10
Warrants issued (in shares) | shares					46,754
Convertible notes payable		$ 1,512,500		$ 1,415,495										1,415,495			1,374,698	0
Weighted average price of common stock		90.00%
Trading days | Day		5
Derivative liability fair value of collateral		$ 165,000		165,000										165,000
Embedded derivative fair value of derivative liability		165,000
Fair value of derivative liability		165,000															165,000
Total premiums, taxes and fees financed				1,006,342										1,006,342			1,006,342
Amortization of debt discount premium														$ 40,797			$ 27,198
Annual interest rate														7.20%			7.20%
Insurance financing payable				$ 575,985										$ 575,985			$ 921,576	$ 0
Liability for the promissory note																	211,643
Subsequent Event [Member]
Short-Term Debt [Line Items]
Interest rate				5.00%										5.00%
Loan, maturity date				Dec. 31, 2023
Sale of price per share (in Dollars per share) | $ / shares																			$ 0.6
Gross proceeds percentage	15.00%
Director Nominee [Member]
Short-Term Debt [Line Items]
Loans Payable to Bank						$ 500,000									$ 500,000
Debt Instrument, Basis Spread on Variable Rate						5.00%
Founder and Director[ Member]
Short-Term Debt [Line Items]
Loans Payable to Bank				$ 250,000										$ 250,000
Debt Instrument, Basis Spread on Variable Rate				5.00%
Employment Agreement
Short-Term Debt [Line Items]
Proceeds from related party loan									$ 1,000,000
Repayment of debt														150,000			150,000
Repayment of related party loan									500,000
Venn License Agreement [Member] | Founder and Director[ Member]
Short-Term Debt [Line Items]
Repayments of upfront payments								$ 400,000
Unpaid principal balance rate								1.00%
Return from repayment of upfront payments							$ 400,000
Contract liabilities							$ 400,000
Ignyte Sponsor LLC [Member]
Short-Term Debt [Line Items]
Promissory note assumed					$ 211,643
Loans Payable [Member]
Short-Term Debt [Line Items]
Proceeds from related party loan										$ 1,500,000	$ 750,000
Loans Payable [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Proceeds from related party loan										$ 750,000
Loans Payable [Member] | Employment Agreement
Short-Term Debt [Line Items]
Proceeds from related party loan									$ 1,500,000
Long-Term Debt				$ 1,350,000										$ 1,350,000			1,350,000
Silicon Valley Bank
Short-Term Debt [Line Items]
Loans Payable to Bank												$ 492,375	$ 367,770
Debt Instrument, Basis Spread on Variable Rate												1.00%	1.00%
Loan, maturity date								Apr. 20, 2022				Apr. 15, 2026
Convertible Promissory Notes
Short-Term Debt [Line Items]
Loans Payable to Bank						$ 1,250,000									$ 1,250,000
Debt Instrument, Basis Spread on Variable Rate															5.00%
Warrant coverage on common stock prior to the consummation of the business combination															25.00%
Business combination exercise price | $ / shares															$ 0.01
Change in the fair value of the promissory notes																	0
Fair value adjustment to long-term convertible notes payable																	$ 1,200,000
Exercise price per share | $ / shares					$ 0.01
Conversion of loan, shares | shares					126,306
Sale of price per share (in Dollars per share) | $ / shares					$ 10
Warrants issued (in shares) | shares					117,466
Convertible Promissory Notes | Subsequent Event [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%
Convertible Promissory Notes | Maximum [Member]
Short-Term Debt [Line Items]
Warrant coverage on common stock					93.00%
Convertible Promissory Notes | Minimum [Member]
Short-Term Debt [Line Items]
Warrant coverage on common stock					25.00%
Long Term Convertible Notes Payable
Short-Term Debt [Line Items]
Interest rate	8.00%
Debt Instrument, Basis Spread on Variable Rate															5.00%
Warrant coverage on common stock prior to the consummation of the business combination															25.00%
Conversion of loan, shares | shares					126,306
Warrants issued (in shares) | shares					117,466
Convertible notes payable		$ 1,512,500
Gross proceeds percentage	15.00%
Weighted average price of common stock														90.00%
Long Term Convertible Notes Payable | Maximum [Member]
Short-Term Debt [Line Items]
Warrant coverage on common stock					93.00%
Long Term Convertible Notes Payable | Minimum [Member]
Short-Term Debt [Line Items]
Warrant coverage on common stock					25.00%